PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2014
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

6.PREMISES AND EQUIPMENT

Premises and equipment at September 30, 2014 and 2013 are summarized as follows:

	2014	2013

Land	$5,578,914	$5,578,914
Office buildings and improvements	16,608,242	16,194,896
Furniture and equipment	13,914,587	13,177,233
	36,101,743	34,951,043
Less accumulated depreciation	(18,842,392)	(17,091,930)

Total	$17,259,351	$17,859,113

Depreciation expense on premises and equipment totaled $2.1 million, $2.0 million and $2.0 million for the years ended September 30, 2014, 2013 and 2012, respectively.

Certain facilities of the Company are leased under various operating leases.  Rent expense for the fiscal years ended September 30, 2014, 2013 and 2012 totaled $1.8 million, $1.4 million, and $1.0 million, respectively. At September 30, 2014, future minimum rental commitments under non-cancelable leases are as follows:

Due in years ending September 30,
2015	$1,668,309
2016	1,471,989
2017	1,209,531
2018	876,483
2019	644,287
Thereafter	612,107
Total	$6,482,706